Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Stock Split
17.	Stock Split

On April 10, 2013 the Company’s Board of Directors authorized a 211,100-to-1 stock split to be effected after the effective date of the Company’s Form S-1 Registration Statement and prior to the completion of the Company’s initial public offering. On May 29, 2013, the Company completed its initial public offering of 8,050,000 shares of its common stock at a price of $11.00 per share. The share numbers and per share amounts disclosed in the consolidated financial statements and notes to consolidated financial statements have been retroactively adjusted to give effect to the stock split.

The balance sheets have been retroactively adjusted for the impact of the stock split by an increase to common stock of $211 with an offsetting charge to accumulated deficit.

20.	Stock Split

On April 10, 2013 the Company’s Board of Directors authorized a 211,100-to-1 stock split to be effected after the effective date of the Company’s Form S-1 Registration Statement and prior to the completion of the Company’s IPO. On May 29, 2013, the Company completed its IPO. The share numbers and per share amounts disclosed in the consolidated financial statements and notes to consolidated financial statements have been retroactively adjusted to give effect to the stock split.

The balance sheets have been retroactively adjusted for the impact of the stock split by an increase to common stock of $211 with an offsetting charge to accumulated deficit.